INCOME TAX BENFIT (EXPENSE) (Tables)	6 Months Ended
Jun. 30, 2026
INCOME TAX BENFIT (EXPENSE)
Schedule of Income tax benefits (expense) and effective income tax rate reconciliation

	For the Six Months Ended June 30,
	2025	2026
	US$	US$
Loss before income tax	(13,476,782)	(16,446,848)
Income tax benefit (expense)	(458)	68,016
Effective income tax rate	0.00%	(0.41)%